Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Computers [Member]
Cost:
Beginning Balance	$ 20	$ 66
Effect of non-application of IFRS 16
Purchases		1
Disposals		(47)
Ending Balance	20	(20)
Accumulated depreciation:
Beginning Balance	15	16
Effect of non-application of IFRS 16
Depreciation	4	10
Disposals		(11)
Ending Balance	19	15
Depreciated cost	1	5
Lab equipment [Member]
Cost:
Beginning Balance	12	2,004
Effect of non-application of IFRS 16
Purchases
Disposals		(1,992)
Ending Balance	12	(12)
Accumulated depreciation:
Beginning Balance	12	97
Effect of non-application of IFRS 16
Depreciation		102
Disposals		(187)
Ending Balance	12	12
Depreciated cost
Office Furniture and Equipment [Member]
Cost:
Beginning Balance	23	134
Effect of non-application of IFRS 16
Purchases
Disposals		(111)
Ending Balance	23	(23)
Accumulated depreciation:
Beginning Balance	11	16
Effect of non-application of IFRS 16
Depreciation	2	53
Disposals		(10)
Ending Balance	13	11
Depreciated cost	10	12
Leasehold improvements [Member]
Cost:
Beginning Balance	29	29
Effect of non-application of IFRS 16
Purchases
Disposals	(29)
Ending Balance		(29)
Accumulated depreciation:
Beginning Balance	7	4
Effect of non-application of IFRS 16
Depreciation	2	3
Disposals	(9)
Ending Balance		7
Depreciated cost		22
Motor vehicles [Member]
Cost:
Beginning Balance		8
Effect of non-application of IFRS 16
Purchases
Disposals		(8)
Ending Balance
Accumulated depreciation:
Beginning Balance		1
Effect of non-application of IFRS 16
Depreciation		2
Disposals		(3)
Ending Balance
Depreciated cost
Leasehold office [Member]
Cost:
Beginning Balance	193
Effect of non-application of IFRS 16	(193)	193
Purchases
Disposals
Ending Balance		(193)
Accumulated depreciation:
Beginning Balance	57
Effect of non-application of IFRS 16	(57)	57
Depreciation
Disposals
Ending Balance		57
Depreciated cost		136
Total [Member]
Cost:
Beginning Balance	277	2,241
Effect of non-application of IFRS 16	(193)	193
Purchases		1
Disposals	(29)	(2,158)
Ending Balance	55	(277)
Accumulated depreciation:
Beginning Balance	102	134
Effect of non-application of IFRS 16	(57)	57
Depreciation	7	122
Disposals	(9)	(211)
Ending Balance	44	102
Depreciated cost	$ 11	$ 175